LONG-TERM INVESTMENTS - Additional information (Details) ¥ in Thousands, $ in Thousands		1 Months Ended		12 Months Ended
	Feb. 28, 2019	May 31, 2022 CNY (¥)	Mar. 31, 2022 CNY (¥)	Dec. 31, 2024 CNY (¥) director	Dec. 31, 2024 USD ($) director	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Oct. 31, 2022 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018	Dec. 31, 2017 CNY (¥)
LONG-TERM INVESTMENTS
Investment redeemed		¥ 11,949
Investment in a joint venture				¥ 102,000	$ 13,974	¥ 0	¥ 0
Long-term investments | Other borrowings
LONG-TERM INVESTMENTS
Assets pledged as collateral				¥ 196,487		¥ 189,676		$ 26,919
SH MZJH
LONG-TERM INVESTMENTS
Capital contributed											¥ 34,540
Suzhou Shengshan
LONG-TERM INVESTMENTS
Equity interest in equity method investment				5.15%		5.15%		5.15%		5.15%	5.15%	5.41%	8.13%
Capital contributed													¥ 10,000
Proceeds from Dividends Received				¥ 0		¥ 4,022
Shanghai Xinhe
LONG-TERM INVESTMENTS
Equity interest in equity method investment			99.99%	72.73%		72.23%		72.73%
Consideration amount						¥ 60,000
Percentage of shares as consideration			2.05%
Carrying value of shares issued			¥ 45,115
Shanghai Changshengshu | SH MZJH
LONG-TERM INVESTMENTS
Equity interest in equity method investment									20.00%
Consideration amount									¥ 2,000
Guangzhou Yicheng
LONG-TERM INVESTMENTS
Equity interest in equity method investment				30.00%		30.00%		30.00%
Guangzhou Yicheng | GCMTIC
LONG-TERM INVESTMENTS
Equity interest in equity method investment							30.00%
Consideration amount							¥ 300
Number of directors entitled to delegate in the board | director				1	1
Number of total directors | director				3	3
Zhejiang Marine Leasing Ltd
LONG-TERM INVESTMENTS
Equity interest in equity method investment				20.00%		20.00%		20.00%
Proceeds from Dividends Received				¥ 10,000	$ 1,370	¥ 8,000
Hebei CSPC Concord Hospital Management Co., LTD ("HCCH")
LONG-TERM INVESTMENTS
Equity interest in equity method investment				51.00%				51.00%
Investment in a joint venture				¥ 102,000	$ 14,000
China Medical Services Holdings Limited ("CMS Holdings") | Zhejiang Marine
LONG-TERM INVESTMENTS
Equity interest in equity method investment	20.00%
Equity method investment legal interest percentage	20.00%
Guangdong Hengjian | Aohua Technology
LONG-TERM INVESTMENTS
Equity interest in equity method investment				14.20%		14.20%	14.20%	14.20%		37.21%
Consideration amount				¥ 86,649		¥ 86,649	¥ 86,649			¥ 346,748
Number of directors entitled to delegate in the board | director				2	2
Number of total directors | director				5	5